IMPAIRMENT CHARGES	12 Months Ended
Dec. 31, 2023
Disclosure of impairment charges and inventory provisioning [Abstract]
IMPAIRMENT CHARGES
5.	IMPAIRMENT CHARGES

In accordance with IAS 36, Impairment of Assets, the Group carries out periodic impairment reviews of the asset valuations. A number of factors impacted this calculation including the Company’s market capitalization during the year ended December 31 2023, the cost of capital, cash flow projections and net asset values across each of the Company’s cash-generating units.

The impact of the above items on the consolidated statement of operations for the year ended December 31, 2023, December 31, 2022 and December 31, 2021 was as follows:

	December 31,	December 31,	December 31,
	2023	2022	2021
	US$’000	US$’000	US$’000
Selling, general & administration expenses
Impairment of PP&E (Note 11)	3,772	733	2,508
Impairment of goodwill and other intangible assets (Note 12)	5,833	4,624	3,853
Impairment of prepayments (Note 17)	-	482	583
Impairment of financial assets (Note 13)	1,500	-	-

Total impairment loss	11,105	5,839	6,944